Restricted Equity Securities	12 Months Ended
Dec. 31, 2011
Restricted Equity Securities and Dividend Reinvestment Plan and Regulatory Matters and Restrictions on Dividends [Abstract]
Restricted Equity Securities
(4)	Restricted Equity Securities

Restricted equity securities consists of stock of the Federal Home Loan Bank amounting to $3,012,000 and $3,012,000 at December 31, 2011 and 2010, respectively. The stock can be sold back only at par or a value as determined by the issuing institution and only to the respective financial institution or to another member institution. These securities are recorded at cost.